AB Sustainable Global Thematic Fund, Inc.

Portfolio of Investments

October 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Information Technology – 30.6%
Communications Equipment – 1.2%
Calix, Inc.(a)	616,034	$20,403,046

Electronic Equipment, Instruments & Components – 5.6%
Flex Ltd.(a)	1,530,728	39,370,324
Keyence Corp.	56,300	21,794,769
Keysight Technologies, Inc.(a)	277,000	33,807,850

		94,972,943

IT Services – 2.5%
Accenture PLC - Class A	141,301	41,979,114

Semiconductors & Semiconductor Equipment – 8.9%
Advanced Micro Devices, Inc.(a)	169,370	16,682,945
ASML Holding NV	50,635	30,437,734
Infineon Technologies AG	1,043,130	30,470,044
NXP Semiconductors NV	125,761	21,684,969
ON Semiconductor Corp.(a)	292,248	18,306,415
Taiwan Semiconductor Manufacturing Co., Ltd.	2,033,000	33,203,985

		150,786,092

Software – 12.4%
Adobe, Inc.(a)	74,661	39,724,132
Bentley Systems, Inc. - Class B	468,068	22,766,827
Fair Isaac Corp.(a)	34,522	29,201,124
Intuit, Inc.	72,836	36,050,178
Microsoft Corp.	163,932	55,427,048
Palo Alto Networks, Inc.(a)	111,830	27,176,927

		210,346,236

		518,487,431

Health Care – 18.0%
Health Care Equipment & Supplies – 6.0%
Alcon, Inc.	455,579	32,608,581
Becton Dickinson & Co.	148,613	37,566,394
STERIS PLC	146,674	30,798,607

		100,973,582

Health Care Providers & Services – 3.0%
Apollo Hospitals Enterprise Ltd.	495,196	28,804,835
Laboratory Corp. of America Holdings	111,823	22,334,408

		51,139,243

Life Sciences Tools & Services – 7.5%
Bio-Rad Laboratories, Inc. - Class A(a)	58,619	16,136,638
Bruker Corp.	311,072	17,731,104
Danaher Corp.	167,581	32,178,904
ICON PLC(a)	154,545	37,702,798
West Pharmaceutical Services, Inc.	76,070	24,212,320

		127,961,764

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.5%
Johnson & Johnson	168,575	$25,006,416

		305,081,005

Financials – 16.5%
Capital Markets – 9.5%
Deutsche Boerse AG	236,010	38,846,422
London Stock Exchange Group PLC	401,617	40,521,159
MSCI, Inc.	87,446	41,235,161
Partners Group Holding AG	38,335	40,591,535

		161,194,277

Financial Services – 3.0%
Visa, Inc. - Class A(b)	214,961	50,537,331

Insurance – 4.0%
Aflac, Inc.	516,446	40,339,597
AIA Group Ltd.	3,127,000	27,154,251

		67,493,848

		279,225,456

Industrials – 16.4%
Aerospace & Defense – 1.6%
Hexcel Corp.	433,499	26,842,258

Commercial Services & Supplies – 6.1%
Tetra Tech, Inc.	240,260	36,257,636
Veralto Corp.(a)	263,113	18,154,797
Waste Management, Inc.	304,554	50,047,359

		104,459,792

Construction & Engineering – 1.5%
WSP Global, Inc.	192,079	25,138,214

Machinery – 4.2%
Deere & Co.	82,123	30,004,459
SMC Corp.	64,900	29,968,416
TOMRA Systems ASA	1,483,563	11,759,262

		71,732,137

Professional Services – 3.0%
Experian PLC	1,002,197	30,405,443
RELX PLC	582,900	20,359,350

		50,764,793

		278,937,194

Consumer Staples – 7.3%
Household Products – 1.9%
Procter & Gamble Co. (The)	212,235	31,841,617

Personal Care Products – 5.4%
Dabur India Ltd.	4,573,274	29,046,774
Haleon PLC	7,825,837	31,366,621

Company	Shares	U.S. $ Value

Unilever PLC	681,766	$32,288,861

		92,702,256

		124,543,873

Consumer Discretionary – 4.9%
Automobile Components – 1.3%
Aptiv PLC(a)	262,955	22,929,676

Automobiles – 2.4%
BYD Co., Ltd. - Class H	1,322,000	40,202,159

Household Durables – 1.2%
TopBuild Corp.(a)	89,299	20,428,039

		83,559,874

Utilities – 2.6%
Electric Utilities – 1.6%
NextEra Energy, Inc.	463,349	27,013,247

Water Utilities – 1.0%
American Water Works Co., Inc.	145,301	17,094,662

		44,107,909

Energy – 1.4%
Oil, Gas & Consumable Fuels – 1.4%
Neste Oyj	727,672	24,455,544

Materials – 1.2%
Chemicals – 1.2%
Chr Hansen Holding A/S	285,136	19,457,591

Total Common Stocks (cost $1,476,100,998)		1,677,855,877

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(c) (d) (e) (cost $15,222,083)	15,222,083	15,222,083

Total Investments – 99.8% (cost $1,491,323,081)(f)		1,693,077,960
Other assets less liabilities – 0.2%		3,362,663

Net Assets – 100.0%		$1,696,440,623

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	47,495	USD	9,391	11/03/2023	$(29,337)
Bank of America, NA	USD	9,491	BRL	47,495	11/03/2023	(70,877)
Bank of America, NA	USD	33,207	AUD	51,242	11/08/2023	(694,612)
Bank of America, NA	NOK	163,091	USD	15,125	12/07/2023	510,400
Bank of America, NA	INR	2,422,966	USD	28,995	12/14/2023	(65,715)
Bank of America, NA	CNH	165,282	USD	22,744	01/11/2024	122,258
Bank of America, NA	USD	37,567	CNH	272,991	01/11/2024	(202,850)
Bank of America, NA	USD	44,842	JPY	6,619,476	01/12/2024	(648,303)
Barclays Bank PLC	USD	2,704	CHF	2,422	11/16/2023	(37,551)
Barclays Bank PLC	USD	5,160	NOK	57,396	12/07/2023	(17,054)
Barclays Bank PLC	USD	12,812	SEK	141,147	12/07/2023	(148,769)
Citibank, NA	GBP	86,296	USD	107,604	11/17/2023	2,707,025
Citibank, NA	USD	14,722	GBP	11,987	11/17/2023	(151,660)
Citibank, NA	HKD	110,933	USD	14,207	11/22/2023	24,069
Citibank, NA	TWD	112,932	USD	3,559	11/29/2023	75,262
Citibank, NA	USD	20,782	KRW	28,008,397	01/18/2024	14,634
Deutsche Bank AG	AUD	4,329	USD	2,808	11/08/2023	60,931
Goldman Sachs Bank USA	CHF	32,194	USD	36,065	11/16/2023	621,187
JPMorgan Chase Bank, NA	USD	2,533	CHF	2,280	11/16/2023	(22,900)
Morgan Stanley Capital Services, Inc.	BRL	47,495	USD	9,476	11/03/2023	55,917
Morgan Stanley Capital Services, Inc.	USD	9,391	BRL	47,495	11/03/2023	29,337
Morgan Stanley Capital Services, Inc.	USD	5,614	ZAR	107,325	11/06/2023	142,627
Morgan Stanley Capital Services, Inc.	GBP	3,288	USD	4,075	11/17/2023	78,157
Morgan Stanley Capital Services, Inc.	USD	2,779	HKD	21,728	11/22/2023	(1,222)
Morgan Stanley Capital Services, Inc.	USD	9,441	BRL	47,495	12/04/2023	(56,245)
Morgan Stanley Capital Services, Inc.	USD	2,647	NOK	28,539	12/07/2023	(89,292)
Morgan Stanley Capital Services, Inc.	JPY	446,258	USD	3,018	01/12/2024	38,966
State Street Bank & Trust Co.	USD	3,061	GBP	2,511	11/17/2023	(8,775)
State Street Bank & Trust Co.	HKD	34,271	USD	4,394	11/22/2023	12,921
State Street Bank & Trust Co.	USD	4,332	EUR	4,067	01/10/2024	(14,596)
State Street Bank & Trust Co.	CNH	25,952	USD	3,548	01/11/2024	(4,271)
UBS AG	USD	21,121	CAD	29,076	01/10/2024	(126,841)

						$2,102,821

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of October 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $289,632,361 and gross unrealized depreciation of investments was $(85,774,661), resulting in net unrealized appreciation of $203,857,700.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Country Breakdown1

October 31, 2023 (unaudited)

66.2%	United States
5.5%	United Kingdom
4.3%	Switzerland
4.1%	Germany
3.4%	India
3.1%	Japan
2.4%	China
2.0%	Taiwan
1.8%	Netherlands
1.6%	Hong Kong
1.5%	Canada
1.4%	Finland
1.1%	Denmark
0.7%	Norway
0.9%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Sustainable Global Thematic Fund, Inc.

October 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$402,580,899	$115,906,532		$—	$518,487,431
Health Care	243,667,589	61,413,416		—	305,081,005
Financials	132,112,089	147,113,367		—	279,225,456
Industrials	186,444,723	92,492,471		—	278,937,194
Consumer Staples	31,841,617	92,702,256		—	124,543,873
Consumer Discretionary	43,357,715	40,202,159		—	83,559,874
Utilities	44,107,909	—		—	44,107,909
Energy	—	24,455,544		—	24,455,544
Materials	—	19,457,591		—	19,457,591
Short-Term Investments	15,222,083	—		—	15,222,083

Total Investments in Securities	1,099,334,624	593,743,336	(a)	—	1,693,077,960
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	4,493,691		—	4,493,691
Liabilities:
Forward Currency Exchange Contracts	—	(2,390,870)		—	(2,390,870)

Total	$1,099,334,624	$595,846,157		$—	$1,695,180,781

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2023 is as follows:

Fund	Market Value 07/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$63,956	$97,402	$146,136	$15,222	$778